ALPS SERIES TRUST

1290 Broadway, Suite 1100

Denver, CO 80203

February 20, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	ALPS Series Trust (the “Trust”) (File Nos. 333-183945 and 811-22747)

Dear Sir/Madam:

On behalf of the Trust and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497(c) supplement filed and dated February 4, 2019 to the Prospectus, dated January 28, 2019, as supplemented, for the Institutional Class and Class A of the American Independence Global Tactical Allocation Fund and the Institutional Class and Class A of the American Independence Kansas Tax-Exempt Bond Fund (Accession Number: 0001398344-19-001991) (the “Funds”). The purpose of this filing is to submit the Funds’ February 4, 2019 497(c) filing in XBRL.

If you have any questions concerning the foregoing, please contact me at 720.947.5968.

Sincerely,

/s/ Richard C. Noyes
Richard C. Noyes, Esq.
Secretary